GuidePath Growth Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 73.1%
AMCAP Fund - Class F-3	1,197,247	$51,589,369
American Funds - New Economy Fund - Class F-3	556,700	34,298,272
American Funds - New Perspective Fun - Class F-3	830,634	51,582,389
American Funds - Smallcap World Fund, Inc. - Class F-3	752,577	51,829,944
American Funds - The Growth Fund of America - Class F-3	1,151,586	85,758,622
American Funds - The Investment Company of America - Class F-3	597,153	34,419,872
American Funds Fundamental Investors - Class F-3	425,658	34,333,587
Invesco QQQ Trust Series 1	20,175	10,314,065
iShares Core S&P Small-Cap ETF (a)	800,350	92,216,327
Schwab U.S. Large-Cap ETF (a)	6,999,506	162,248,549
Schwab U.S. Large-Cap Growth ETF	3,068,986	85,532,640
SPDR S&P 600 Small Cap Growth ETF (a)	199,186	17,996,455
Vanguard Russell 1000 Growth ETF (a)	497,770	51,419,641
Vanguard Russell 2000 Growth (a)	123,216	25,892,610
Vanguard S&P 500 ETF	401,089	216,110,764
Vanguard Value ETF (a)	66,121	11,194,285
		1,016,737,391

Emerging Market Equity Funds - 6.0%
iShares Core MSCI Emerging Markets ETF	1,608,240	83,982,293

International Equity Funds - 17.6%
iShares Core MSCI Europe ETF	76,236	4,115,219
iShares MSCI ACWI ETF (a)	484,119	56,883,982
JPMorgan BetaBuilders Canada ETF (a)	325,598	22,983,963
Vanguard FTSE All World ex-US Small-Cap ETF (a)	226,569	25,937,619
Vanguard FTSE Developed Markets ETF (a)	2,815,383	134,631,615
		244,552,398

Real Estate Funds - 2.3%
Vanguard Global ex-U.S. Real Estate ETF	293,251	11,601,010
Vanguard Real Estate ETF (a)	236,380	21,056,730
		32,657,740
TOTAL INVESTMENT COMPANIES (Cost $895,925,547)		1,377,929,822

SHORT-TERM INVESTMENTS - 19.7%		Value
Investments Purchased with Proceeds from Securities Lending - 19.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (b)	264,241,946	264,241,946

Money Market Funds - 0.7%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (b)	9,345,277	9,345,277
TOTAL SHORT-TERM INVESTMENTS (Cost $273,587,223)		273,587,223

TOTAL INVESTMENTS - 118.7% (Cost $1,169,512,770)		1,651,517,045
Liabilities in Excess of Other Assets - (18.7)%		(259,939,238)
TOTAL NET ASSETS - 100.0%		$1,391,577,807
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $258,001,138 which represented 18.5% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.